THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%	Shares	Value

COMMUNICATION SERVICES — 9.4%
Alphabet, Cl A *	360,826	$47,888,827
Alphabet, Cl C *	439,973	58,564,806
T-Mobile US *	149,716	20,626,373
Walt Disney *	211,175	18,771,346

		145,851,352

CONSUMER DISCRETIONARY — 9.1%
Amazon.com *	617,362	82,528,952
Home Depot	110,492	36,886,649
TJX	253,127	21,903,080

		141,318,681

CONSUMER STAPLES — 4.4%
Costco Wholesale	32,506	18,225,139
Dollar General	77,683	13,117,552
Mondelez International, Cl A	236,463	17,529,002
PepsiCo	103,874	19,472,220

		68,343,913

ENERGY — 4.6%
Cheniere Energy	35,323	5,717,381
Chevron	105,289	17,231,598
ConocoPhillips	175,499	20,659,742
Pioneer Natural Resources	127,246	28,715,605

		72,324,326

FINANCIALS — 15.3%
BlackRock, Cl A	19,927	14,723,064
Blackstone, Cl A	206,386	21,627,189
CME Group, Cl A	52,008	10,347,512
Fidelity National Information Services	176,009	10,627,423
Fiserv *	165,074	20,833,989
Intercontinental Exchange	196,120	22,514,576
JPMorgan Chase	136,222	21,517,627
PNC Financial Services Group	102,452	14,024,655
S&P Global	74,154	29,254,494
US Bancorp	408,570	16,212,058
Visa, Cl A	233,435	55,494,503

		237,177,090

HEALTH CARE — 13.7%
Abbott Laboratories	219,272	24,411,552

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
AstraZeneca PLC ADR	410,017	$29,398,219
Danaher	135,063	34,449,169
IQVIA Holdings *	90,650	20,283,844
Pfizer	190,407	6,866,076
Stryker	47,274	13,397,924
Thermo Fisher Scientific	43,495	23,863,967
UnitedHealth Group	95,064	48,137,557
Zoetis, Cl A	65,643	12,346,792

		213,155,100

INDUSTRIALS — 8.0%
Automatic Data Processing	49,843	12,324,180
Honeywell International	168,697	32,749,149
Otis Worldwide	246,860	22,454,385
RTX	333,371	29,313,312
Union Pacific	117,292	27,214,090

		124,055,116

INFORMATION TECHNOLOGY — 23.7%
Adobe *	47,670	26,035,924
Analog Devices	123,051	24,552,366
Apple	327,639	64,364,681
Cisco Systems	552,140	28,733,365
Microsoft	368,214	123,690,447
QUALCOMM	138,481	18,303,034
Roper Technologies	54,284	26,764,726
Salesforce *	146,687	33,006,042
TE Connectivity	157,524	22,603,119

		368,053,704

MATERIALS — 3.0%
Linde PLC	70,080	27,378,153
Martin Marietta Materials	44,156	19,713,888

		47,092,041

REAL ESTATE — 2.7%
American Tower, Cl A ‡	71,181	13,546,456
AvalonBay Communities ‡	40,634	7,665,604
Prologis ‡	111,843	13,952,414
VICI Properties, Cl A ‡	226,446	7,128,520

		42,292,994

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UTILITIES — 2.8%
NextEra Energy	487,734	$35,750,902
WEC Energy Group	83,676	7,519,126

		43,270,028

TOTAL COMMON STOCK (Cost $731,118,556)		1,502,934,345

CASH EQUIVALENT — 3.3%
First American Government Obligations Fund, Cl X, 5.180% (A)	51,648,561	51,648,561

TOTAL CASH EQUIVALENT (Cost $51,648,561)		51,648,561

TOTAL INVESTMENTS — 100.0% (Cost $782,767,117)		$1,554,582,906

Percentages are based on Net Assets of $1,554,484,098.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%	Shares	Value

COMMUNICATION SERVICES — 1.9%
Live Nation Entertainment *	45,691	$4,009,385
Trade Desk, Cl A *	120,132	10,963,247

		14,972,632

CONSUMER DISCRETIONARY — 15.5%
Academy Sports & Outdoors	63,518	3,797,741
Aptiv PLC *	68,214	7,468,751
AutoZone *	8,803	21,846,581
Chipotle Mexican Grill, Cl A *	5,290	10,380,461
Domino’s Pizza	17,446	6,921,526
Five Below *	49,845	10,384,707
Floor & Decor Holdings, Cl A *	79,106	9,085,324
Marriott International, Cl A	54,829	11,065,041
Planet Fitness, Cl A *	101,813	6,876,450
Ross Stores	63,968	7,333,292
Tractor Supply	61,106	13,687,133
Ulta Beauty *	25,753	11,454,934

		120,301,941

CONSUMER STAPLES — 4.1%
Lamb Weston Holdings	43,471	4,504,899
Monster Beverage *	185,718	10,676,928
Sprouts Farmers Market *	189,503	7,437,993
US Foods Holding *	207,041	8,846,862

		31,466,682

ENERGY — 2.7%
Cheniere Energy	76,046	12,308,806
Diamondback Energy	56,041	8,255,960

		20,564,766

FINANCIALS — 8.1%
Ameriprise Financial	56,214	19,587,769
Ares Management, Cl A	130,767	12,974,702
FleetCor Technologies *	36,553	9,098,407
MSCI, Cl A	24,738	13,558,403
Tradeweb Markets, Cl A	95,551	7,815,116

		63,034,397

HEALTH CARE — 19.0%
Agilent Technologies	105,168	12,806,307
Align Technology *	47,053	17,780,858

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
Alnylam Pharmaceuticals *	52,153	$10,190,696
AmerisourceBergen, Cl A	71,709	13,402,412
Avantor *	500,664	10,298,659
Charles River Laboratories International *	41,999	8,800,471
Dexcom *	114,409	14,250,785
Edwards Lifesciences *	65,906	5,408,905
Humana	20,307	9,276,847
ICON PLC *	41,814	10,512,458
ResMed	65,991	14,673,099
Revvity	41,794	5,138,572
Veeva Systems, Cl A *	72,039	14,711,805

		147,251,874

INDUSTRIALS — 16.2%
AMETEK	72,552	11,506,747
Cintas	21,110	10,598,064
Copart *	125,617	11,103,287
Genpact	103,936	3,751,050
Howmet Aerospace	204,641	10,465,341
Hubbell, Cl B	32,768	10,223,616
IDEX	45,599	10,296,710
Ingersoll Rand	140,119	9,145,567
Masco	113,166	6,866,913
Oshkosh	52,245	4,810,197
Pentair PLC	56,122	3,900,479
Regal Rexnord	50,676	7,914,578
TransUnion	94,244	7,510,304
Waste Connections	66,460	9,382,158
WESCO International	21,471	3,769,664
Zurn Elkay Water Solutions	154,888	4,714,791

		125,959,466

INFORMATION TECHNOLOGY — 23.2%
Amphenol, Cl A	183,318	16,188,813
ANSYS *	38,676	13,231,060
BILL Holdings *	38,954	4,882,494
Cadence Design Systems *	101,720	23,803,497
Crowdstrike Holdings, Cl A *	81,926	13,244,157
Datadog, Cl A *	130,987	15,288,803
Enphase Energy *	66,921	10,160,615
Entegris	94,336	10,349,602
HubSpot *	11,984	6,957,311
Keysight Technologies *	62,682	10,096,817

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
KLA	15,415	$7,922,539
Marvell Technology	111,597	7,268,313
Microchip Technology	151,028	14,187,570
ON Semiconductor *	54,193	5,839,296
Palo Alto Networks *	39,249	9,810,680
Roper Technologies	22,546	11,116,305

		180,347,872

MATERIALS — 3.8%
Berry Global Group	116,674	7,650,314
Crown Holdings	99,321	9,213,016
FMC	75,044	7,221,484
Livent *	207,410	5,106,434

		29,191,248

REAL ESTATE — 2.1%
CoStar Group *	80,306	6,743,295
SBA Communications, Cl A ‡	43,344	9,490,169

		16,233,464

TOTAL COMMON STOCK (Cost $478,632,931)		749,324,342

CASH EQUIVALENT — 3.4%
First American Government Obligations Fund, Cl X, 5.180% (A)	26,619,931	26,619,931

TOTAL CASH EQUIVALENT (Cost $26,619,931)		26,619,931

TOTAL INVESTMENTS — 100.0% (Cost $505,252,862)		$775,944,273

Percentages are based on Net Assets of $775,669,381.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

Cl — Class

PLC — Public Limited Company

ATF-QH-002-1900

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 61.9%	Shares	Value

COMMUNICATION SERVICES — 0.4%
Alphabet, Cl A *	50	$6,636
Walt Disney *	32,000	2,844,480

		2,851,116

CONSUMER DISCRETIONARY — 4.8%
Amazon.com *	64,300	8,595,624
Home Depot	37,907	12,654,873
Service International	69,046	4,601,916
Vail Resorts	23,414	5,513,763

		31,366,176

CONSUMER STAPLES — 4.0%
Dollar General	29,300	4,947,598
PepsiCo	59,126	11,083,760
Procter & Gamble	64,069	10,013,985

		26,045,343

ENERGY — 4.0%
Cheniere Energy	21,650	3,504,269
Chevron	53,809	8,806,381
EQT	100,000	4,218,000
Pioneer Natural Resources	42,250	9,534,557

		26,063,207

FINANCIALS — 10.4%
Ares Capital	324,545	6,361,082
Ares Management, Cl A	67,951	6,742,098
Blue Owl Capital, Cl A	419,872	5,172,823
CME Group, Cl A	28,709	5,711,943
Fidelity National Information Services	64,500	3,894,510
Golub Capital BDC	387,119	5,392,568
Hannon Armstrong Sustainable Infrastructure Capital ‡	52,008	1,357,929
JPMorgan Chase	60,438	9,546,787
S&P Global	21,397	8,441,330
US Bancorp	67,000	2,658,560
Visa, Cl A	50,932	12,108,064

		67,387,694

HEALTH CARE — 7.1%
Abbott Laboratories	31,000	3,451,230
Johnson & Johnson	64,386	10,786,587
Medtronic PLC	72,268	6,342,240

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
Novartis ADR	69,438	$7,284,046
Pfizer	81,250	2,929,875
UnitedHealth Group	30,430	15,408,839

		46,202,817

INDUSTRIALS — 8.2%
Automatic Data Processing	26,853	6,639,673
IDEX	25,004	5,646,153
Lockheed Martin	18,935	8,452,016
Republic Services, Cl A	51,088	7,719,908
Rollins	74,250	3,031,627
Triton International	43,503	3,667,738
Union Pacific	42,978	9,971,755
United Parcel Service, Cl B	42,892	8,026,380

		53,155,250

INFORMATION TECHNOLOGY — 16.9%
Apple	172,168	33,822,404
Broadcom	10,809	9,713,508
Cisco Systems	135,081	7,029,615
Microchip Technology	140,036	13,154,982
Microsoft	109,158	36,668,355
QUALCOMM	71,052	9,390,943

		109,779,807

MATERIALS — 1.3%
Linde PLC	21,314	8,326,740

REAL ESTATE — 3.0%
Crown Castle ‡	31,978	3,462,898
Invitation Homes ‡	120,395	4,274,022
Prologis ‡	52,126	6,502,718
VICI Properties, Cl A ‡	161,041	5,069,571

		19,309,209

UTILITIES — 1.8%
NextEra Energy	163,429	11,979,346

TOTAL COMMON STOCK (Cost $234,444,772)		402,466,705

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — 18.2%	Face Amount	Value

COMMUNICATION SERVICES — 2.2%
Comcast 2.937%, 11/01/56	$6,111,000	$3,935,800
Diamond Sports Group 5.375%, 08/15/26(A) (B)	4,500,000	140,625
Discovery Communications 3.800%, 03/13/24	3,150,000	3,110,492
T-Mobile USA 3.500%, 04/15/31	5,000,000	4,395,172
Verizon Communications 2.355%, 03/15/32	2,441,000	1,949,194
Warnermedia Holdings 3.428%, 03/15/24	1,000,000	984,420

		14,515,703

CONSUMER DISCRETIONARY — 2.6%
Amazon.com 3.150%, 08/22/27	3,300,000	3,113,347
Ford Motor Credit 7.350%, 11/04/27	3,000,000	3,074,328
6.950%, 03/06/26	2,000,000	2,019,720
General Motors 6.800%, 10/01/27	2,500,000	2,609,382
Meritage Homes 3.875%, 04/15/29(A)	5,000,000	4,471,067
Newell Brands 4.700%, 04/01/26	2,000,000	1,898,398

		17,186,242

ENERGY — 1.6%
Cheniere Energy Partners 4.500%, 10/01/29	5,000,000	4,648,445
DCP Midstream Operating 6.750%, 09/15/37(A)	1,500,000	1,598,512
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,590,731
Sabine Pass Liquefaction 5.750%, 05/15/24	273,000	272,470
5.625%, 03/01/25	2,000,000	1,994,499

		10,104,657

FINANCIALS — 6.2%
Ally Financial 2.200%, 11/02/28	5,000,000	4,069,296

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

FINANCIALS (continued)
Ares Capital 3.875%, 01/15/26	$5,000,000	$4,669,947
Bank of America 8.631%, TSFR3M + 3.135%(C)(D)	2,000,000	2,004,999
3.950%, 04/21/25	5,750,000	5,568,104
Goldman Sachs Group 7.377%, TSFR3M + 2.012%, 10/28/27(C)	3,000,000	3,050,704
1.217%, 12/06/23	4,000,000	3,933,692
JPMorgan Chase 8.934%, TSFR3M + 3.562%(C)(D)	1,500,000	1,503,600
8.214%, TSFR3M + 2.842%(C)(D)	1,000,000	997,500
5.000%, TSFR3M + 3.380%(C)(D)	2,000,000	1,955,500
OneMain Finance 3.500%, 01/15/27	3,000,000	2,594,018
PNC Financial Services Group 9.312%, TSFR3M + 3.940%(C)(D)	2,500,000	2,513,708
Wells Fargo MTN 4.100%, 06/03/26	3,000,000	2,879,978
Western Union 2.850%, 01/10/25	4,500,000	4,296,094

		40,037,140

HEALTH CARE — 1.1%
AbbVie 4.250%, 11/21/49	3,500,000	3,002,584
HCA 5.375%, 02/01/25	3,050,000	3,031,919
5.000%, 03/15/24	1,250,000	1,243,634

		7,278,137

INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	2,000,000	1,744,959
Northrop Grumman 4.030%, 10/15/47	3,000,000	2,533,264
Quanta Services 2.900%, 10/01/30	3,750,000	3,185,331

		7,463,554

INFORMATION TECHNOLOGY — 2.0%
Apple 3.850%, 08/04/46	3,000,000	2,608,664

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Broadcom 3.469%, 04/15/34(A)	$2,500,000	$2,050,523
CommScope Technologies 6.000%, 06/15/25(A)	1,734,000	1,572,444
Kyndryl Holdings 2.050%, 10/15/26	1,000,000	871,093
Oracle 6.150%, 11/09/29	3,000,000	3,145,817
Salesforce 3.700%, 04/11/28	3,000,000	2,891,539

		13,140,080

MATERIALS — 0.3%
NOVA Chemicals 5.000%, 05/01/25(A)	2,000,000	1,920,625

REAL ESTATE — 1.0%
Boston Properties 2.750%, 10/01/26	1,000,000	902,048
Equinix 3.000%, 07/15/50	3,000,000	1,937,478
VICI Properties 5.125%, 05/15/32	4,000,000	3,764,036

		6,603,562

TOTAL CORPORATE OBLIGATIONS (Cost $133,866,579)		118,249,700

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds 3.875%, 05/15/43	5,000,000	4,779,687
3.000%, 02/15/48	20,000,000	16,403,125
2.500%, 02/15/45	10,000,000	7,562,891

		28,745,703

U.S. Treasury Inflation Indexed Notes 0.500%, 01/15/28	12,329,500	11,578,893

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value

U.S. Treasury Notes 2.000%, 08/15/25	$10,000,000	$9,447,266
1.625%, 05/15/31	10,000,000	8,441,797

		17,889,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,519,226)		58,213,659

MORTGAGE-BACKED SECURITIES — 6.1%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.1%
FHLMC 5.000%, 03/01/38	8,874,216	8,811,379
1.500%, 06/01/31	6,798,938	6,134,187
FNMA 4.500%, 07/01/52	12,575,494	12,039,734
6.000%, 07/01/53	12,266,258	12,473,925

TOTAL MORTGAGE-BACKED SECURITIES (Cost $40,033,606)		39,459,225

PREFERRED STOCK — 0.3%	Shares

FINANCIALS — 0.3%
Wells Fargo, 7.500% (D)	1,700	2,004,283

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,004,283

CASH EQUIVALENT — 3.9%
First American Government Obligations Fund, Cl X, 5.180% (E)	25,492,213	25,492,213

TOTAL CASH EQUIVALENT (Cost $25,492,213)		25,492,213

TOTAL INVESTMENTS — 99.4% (Cost $501,422,934)		$645,885,785

WRITTEN OPTIONS — (0.1%)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.1%) (Premiums Received $314,252)	(2,845)	$(662,715)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2023, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.1%)
Call Options
Amazon.com*	(643)	$(8,595,624)	$145	08/19/23	$(118,955)
EQT*	(1,000)	(4,218,000)	48	09/16/23	(40,000)
Microchip Technology*	(300)	(2,818,200)	100	08/19/23	(35,100)
Pioneer Natural Resources*	(422)	(9,523,274)	220	08/19/23	(400,900)
Tractor Supply*	(80)	(1,791,920)	200	09/16/23	(10,160)
Tractor Supply*	(80)	(1,791,920)	210	09/16/23	(20,800)
Walt Disney*	(320)	(2,844,480)	95	08/19/23	(36,800)

Total Written Options		$(31,583,418)			$(662,715)

Percentages are based on Net Assets of $649,669,951.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2023 was $11,753,796 which represents 1.8% of Net Assets.

(B)	Security in default on interest payments.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

PLC — Public Limited Company

TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-1900

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 99.0%	Shares	Value

COMMUNICATION SERVICES — 4.0%
Live Nation Entertainment *	36,211	$3,177,515
Meta Platforms, Cl A *	16,030	5,107,158

		8,284,673

CONSUMER DISCRETIONARY — 7.2%
Amazon.com *	39,904	5,334,366
Chipotle Mexican Grill, Cl A *	2,699	5,296,194
MercadoLibre *	3,519	4,356,698

		14,987,258

CONSUMER STAPLES — 1.3%
elf Beauty *	23,002	2,684,793

FINANCIALS — 18.5%
Ares Management, Cl A	28,021	2,780,244
Blackstone, Cl A	49,775	5,215,922
Brown & Brown	73,423	5,172,650
Charles Schwab	34,622	2,288,514
Goldman Sachs Group	6,361	2,263,689
Kinsale Capital Group	12,215	4,551,676
Mastercard, Cl A	22,226	8,763,267
S&P Global	18,998	7,494,901

		38,530,863

HEALTH CARE — 18.6%
AstraZeneca PLC ADR	48,564	3,482,039
Bio-Techne	16,869	1,406,874
Danaher	11,496	2,932,170
Edwards Lifesciences *	27,956	2,294,349
Eli Lilly	15,883	7,219,618
ICON PLC *	20,902	5,254,972
IDEXX Laboratories *	7,767	4,308,588
Intuitive Surgical *	18,262	5,924,193
Zoetis, Cl A	30,944	5,820,257

		38,643,060

INDUSTRIALS — 7.8%
Axon Enterprise *	3,622	673,438
Cintas	8,118	4,075,561
Howmet Aerospace	55,626	2,844,714
Paylocity Holding *	7,785	1,766,027

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)
TransDigm Group *	6,234	$5,608,855
United Rentals	2,937	1,364,765

		16,333,360

INFORMATION TECHNOLOGY — 33.3%
Adobe *	3,571	1,950,373
Advanced Micro Devices *	34,030	3,893,032
Amphenol, Cl A	41,910	3,701,072
Apple	16,174	3,177,382
ASML Holding, Cl G	3,057	2,190,065
Dynatrace *	27,874	1,524,429
Entegris	39,220	4,302,826
Gartner *	9,292	3,285,558
Globant *	15,718	2,746,406
Intuit	3,410	1,744,897
Microchip Technology	28,659	2,692,227
Microsoft	13,255	4,452,620
Monolithic Power Systems	8,061	4,510,049
NVIDIA	12,545	5,862,153
Palo Alto Networks *	51,088	12,769,957
Roper Technologies	10,884	5,366,356
Workday, Cl A *	21,707	5,147,381

		69,316,783

MATERIALS — 6.1%
Martin Marietta Materials	14,933	6,666,987
Sherwin-Williams	22,023	6,089,360

		12,756,347

REAL ESTATE — 2.2%
CoStar Group *	54,610	4,585,602

TOTAL COMMON STOCK (Cost $123,372,807)		206,122,739

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2023 (Unaudited)

CASH EQUIVALENT — 1.2%	Shares	Value

First American Government Obligations Fund, Cl X, 5.180% (A)	2,573,040	$2,573,040

TOTAL CASH EQUIVALENT (Cost $2,573,040)		2,573,040

TOTAL INVESTMENTS — 100.2% (Cost $125,945,847)		$208,695,779

Percentages are based on Net Assets of $208,224,509.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-005-1000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%	Shares	Value

COMMUNICATION SERVICES — 1.6%
Comcast, Cl A	114,812	$5,196,391

CONSUMER DISCRETIONARY — 3.5%
Dick’s Sporting Goods	34,185	4,820,085
Home Depot	10,967	3,661,223
TJX	29,264	2,532,214

		11,013,522

ENERGY — 8.6%
Enterprise Products Partners	543,549	14,409,484
Magellan Midstream Partners	196,383	13,014,301

		27,423,785

FINANCIALS — 17.5%
AllianceBernstein Holding	62,330	2,006,403
Ares Management, Cl A	51,761	5,135,727
Blackstone, Cl A	115,632	12,117,077
Brookfield	180,080	6,284,792
Brookfield Asset Management, Cl A	45,020	1,518,074
Charles Schwab	99,313	6,564,589
CME Group, Cl A	47,460	9,442,642
Goldman Sachs Group	7,972	2,836,996
JPMorgan Chase	33,539	5,297,820
Morgan Stanley	47,096	4,312,110

		55,516,230

HEALTH CARE — 18.8%
Abbott Laboratories	108,398	12,067,949
AbbVie	27,250	4,076,055
AstraZeneca PLC ADR	178,297	12,783,895
Elevance Health	26,901	12,687,319
Eli Lilly	25,403	11,546,934
Johnson & Johnson	20,243	3,391,310
Merck	31,504	3,359,901

		59,913,363

INDUSTRIALS — 8.2%
Broadridge Financial Solutions	37,783	6,344,521
FTAI Aviation	37,905	1,220,920
L3Harris Technologies	44,122	8,360,678
Parker-Hannifin	14,290	5,859,043

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS (continued)
Robert Half	40,525	$3,004,929
Waste Management	7,615	1,247,261

		26,037,352

INFORMATION TECHNOLOGY — 17.0%
Accenture PLC, Cl A	9,003	2,848,099
Apple	68,853	13,526,172
Broadcom	1,464	1,315,624
International Business Machines	30,513	4,399,364
Microchip Technology	101,213	9,507,949
Microsoft	45,107	15,152,344
Texas Instruments	40,927	7,366,860

		54,116,412

REAL ESTATE — 12.6%
American Tower, Cl A ‡	44,260	8,423,121
Equinix ‡	11,667	9,449,337
Iron Mountain ‡	97,331	5,976,123
Prologis ‡	40,423	5,042,769
VICI Properties, Cl A ‡	358,929	11,299,085

		40,190,435

UTILITIES — 10.3%
Brookfield Infrastructure Partners	281,324	10,040,453
Brookfield Renewable Partners	345,999	10,085,871
NextEra Energy	83,588	6,127,000
NextEra Energy Partners	78,042	4,249,387
Xcel Energy	33,294	2,088,533

		32,591,244

TOTAL COMMON STOCK (Cost $226,600,093)		311,998,734

CASH EQUIVALENT — 1.8%
First American Government Obligations Fund, Cl X, 5.180% (A)	5,710,285	5,710,285

TOTAL CASH EQUIVALENT (Cost $5,710,285)		5,710,285

TOTAL INVESTMENTS — 99.9% (Cost $232,310,378)		$317,709,019

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2023 (Unaudited)

Percentages are based on Net Assets of $318,129,420.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-006-1000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%	Shares	Value

AUSTRALIA — 3.1%
BHP Group	381,024	$11,775,514
Woodside Energy Group	190,156	4,852,378

		16,627,892

BRAZIL — 1.9%
MercadoLibre *	8,248	10,211,436

CANADA — 3.0%
Brookfield	221,116	7,716,948
Canadian National Railway	70,121	8,500,769

		16,217,717

CHINA — 7.5%
Alibaba Group Holding ADR *	74,691	7,630,433
Alibaba Group Holding *	490,000	6,125,864
Tencent Holdings	298,000	13,541,807
Yum China Holdings	214,321	13,077,867

		40,375,971

DENMARK — 1.3%
Vestas Wind Systems *	253,169	6,785,141

FRANCE — 6.4%
Air Liquide	76,107	13,669,972
Airbus	60,565	8,921,934
LVMH Moet Hennessy Louis Vuitton	12,727	11,867,805

		34,459,711

GERMANY — 5.8%
Heidelberg Materials	124,761	10,109,825
Siemens	68,767	11,717,987
Symrise, Cl A	86,746	9,478,634

		31,306,446

HONG KONG — 2.2%
AIA Group	1,225,000	12,157,484

INDIA — 2.8%
HDFC Bank ADR	221,063	15,094,182

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

IRELAND — 2.2%
ICON PLC *	48,234	$12,126,510

ISRAEL — 0.9%
Check Point Software Technologies *	36,317	4,801,471

ITALY — 1.6%
Ferrari	26,492	8,487,926

JAPAN — 13.8%
Daikin Industries	49,000	9,881,630
FANUC *	314,000	9,596,682
NIDEC CORP	210,000	12,477,630
Shiseido	134,000	5,868,063
Sony Group	104,000	9,733,666
Sysmex	109,000	7,374,442
Tokio Marine Holdings	338,000	7,742,888
Toyota Motor	707,000	11,857,463

		74,532,464

MEXICO — 1.6%
Fomento Economico Mexicano ADR	75,636	8,565,777

NETHERLANDS — 2.0%
ASML Holding	15,102	10,829,604

NORWAY — 1.5%
Equinor	258,782	7,874,492

SINGAPORE — 2.5%
DBS Group Holdings	526,000	13,551,991

SPAIN — 5.5%
Amadeus IT Group	205,939	14,767,830
Banco Santander	3,653,509	14,796,812

		29,564,642

SWEDEN — 2.6%
Assa Abloy, Cl B	363,632	8,739,825
Hexagon, Cl B	533,425	5,166,313

		13,906,138

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

SWITZERLAND — 7.9%
Alcon	135,036	$11,465,014
Chubb	57,462	11,745,807
Julius Baer Group	95,650	6,756,539
Novartis	118,515	12,376,769

		42,344,129

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing ADR	92,573	9,178,613

UNITED KINGDOM — 18.1%
AstraZeneca PLC	91,927	13,196,641
BAE Systems PLC	1,003,659	11,996,869
Compass Group PLC	497,868	12,951,302
Diageo PLC	216,500	9,439,801
InterContinental Hotels Group PLC	164,835	12,176,310
Lloyds Banking Group PLC	16,878,694	9,733,501
London Stock Exchange Group PLC	134,800	14,638,898
Shell PLC	440,257	13,368,002

		97,501,324

UNITED STATES — 1.2%
Euronet Worldwide *	75,771	6,657,998

TOTAL COMMON STOCK (Cost $472,278,509)		523,159,059

CASH EQUIVALENT — 2.6%
First American Government Obligations Fund, Cl X, 5.180% (A)	13,915,037	13,915,037

TOTAL CASH EQUIVALENT (Cost $13,915,037)		13,915,037

TOTAL INVESTMENTS — 99.7% (Cost $486,193,546)		$537,074,096

Percentages are based on Net Assets of $538,546,527.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2023 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-007-0900